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                        SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO
                            EQUITY INCOME PORTFOLIO
                               MID-CAP PORTFOLIO

                       SUPPLEMENT DATED JANUARY 3, 1997,
              TO THE CLASS A PROSPECTUS DATED JANUARY 31, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At the meeting of the Board of Trustees of SEI Institutional Managed Trust (the "Trust") held on December 9-10, 1996, the Trustees, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Apodaca-Johnston Capital Management, Inc. ("Apodaca") as a sub-adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"), effective December 15, 1996. This termination, which came as a result of the departure from Apodaca of the person performing day-to-day portfolio management for the Portfolio, does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's Shareholders at a Special Meeting of Shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

                                ---------------

At the same meeting of the Board, LSV Asset Management ("LSV"), which already serves as a sub-adviser to the Trust's Large Cap Value Portfolio, was recommended for appointment as a sub-adviser to the Trust's Small Cap Value Portfolio. This approval is subject to the approval of the shareholders of the Small Cap Value Portfolio since LSV is an affiliate of the Trust's adviser. At a meeting scheduled for February 28, 1997, Shareholders of the Small Cap Value Portfolio will be asked to vote to approve the appointment of LSV Asset Management as a sub-adviser to the Portfolio. In addition, Shareholders will be asked to approve a new investment sub-advisory agreement between LSV and SEI Financial Management Corporation relating to the Small Cap Value Portfolio.

                                ---------------

Effective November 1, 1996, Merus-UCA Capital Management, the investment sub-adviser to the Large Cap Value Portfolio and the Equity Income Portfolio, changed its name to Pacific Alliance Capital Management. The prospectus is hereby amended to reflect this name change.

                                ---------------

Effective November 29, 1996, William Jacques replaced John Freeman as portfolio manager for the Mid-Cap Portfolio. Mr. Jacques, Executive Vice President and portfolio manager, has been with Martingale Asset Management, L.P. since 1987.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                        SEI INSTITUTIONAL MANAGED TRUST
                           SMALL CAP GROWTH PORTFOLIO

                       SUPPLEMENT DATED JANUARY 3, 1997,
                TO THE CLASS D PROSPECTUS DATED JANUARY 31, 1996


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At the meeting of the Board of Trustees of SEI Institutional Managed Trust (the "Trust") held on December 9-10, 1996, the Trustees, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Apodaca-Johnston Capital Management, Inc. ("Apodaca") as a sub-adviser to the Trust's Small Cap Growth Portfolio (the "Portfolio"), effective December 15, 1996. This termination, which came as a result of the departure from Apodaca of the person performing day-to-day portfolio management for the Portfolio, does not require shareholder approval. This procedure for adding or replacing sub-advisers was approved by the Portfolio's Shareholders at a Special Meeting of Shareholders held on August 11, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.


             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.